Revenue Recognition (Tables)	3 Months Ended
Mar. 31, 2023
Revenue Recognition
Schedule of disaggregated revenue	The following table summarizes the Company’s disaggregated revenues (in thousands) for the years ended December 31:
	Pattern of Recognition	2022	2021	2020
By Product Type:
Devices and accessories	Point-in-time	$50,263	$47,868	$38,347
Software and other services	Over time	23,127	14,697	7,905
Total revenue		$73,390	$62,565	$46,252
By Geographical Market:
United States		$51,072	$42,993	$33,237
International		22,318	19,572	13,015
Total revenue		$73,390	$62,565	$46,252